RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 356,649,391	$ 318,050,484
Dividends	16,320,555
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid by plan participant	84,484
Forfeited nonvested account, decrease from administrative expense	30,145
Revenue credit received	250,000
EBP, Other Related Party and Party-in-Interest | Sidley Austin LLP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Forfeited nonvested account, decrease from administrative expense	2,001
EBP, Other Related Party and Party-in-Interest | BDO USA, P.C.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Forfeited nonvested account, decrease from administrative expense	34,404
EBP, Other Related Party and Party-in-Interest | Marquette Investment Manager
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Forfeited nonvested account, decrease from administrative expense	42,500
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 21,183,428	$ 29,911,370
Investment, number of shares (in shares)	173,692	190,397
Dividends	$ 325,929